SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details)	6 Months Ended
Jun. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	775,487
Weighted Average Remaining Contractual Life (years)	1 year 7 months 13 days
Stock Options Exercisable | shares	703,362
Weighted Average Exercise Price	$ 3.81
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	72,000
Weighted Average Remaining Contractual Life (years)	2 years 5 months 23 days
Stock Options Exercisable | shares	29,250
Weighted Average Exercise Price	$ 1.56
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	323,037
Weighted Average Remaining Contractual Life (years)	1 year 2 months 12 days
Stock Options Exercisable | shares	323,037
Weighted Average Exercise Price	$ 2.97
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	352,450
Weighted Average Remaining Contractual Life (years)	1 year 10 months 20 days
Stock Options Exercisable | shares	323,075
Weighted Average Exercise Price	$ 4.50
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	5,000
Weighted Average Remaining Contractual Life (years)	9 months 21 days
Stock Options Exercisable | shares	5,000
Weighted Average Exercise Price	$ 7.50
Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	23,000
Weighted Average Remaining Contractual Life (years)	8 months 26 days
Stock Options Exercisable | shares	23,000
Weighted Average Exercise Price	$ 8.10
Bottom of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	0.00
Bottom of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	2.00
Bottom of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	4.00
Bottom of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	6.00
Bottom of range [member] | Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	8.00
Top of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	1.99
Top of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	3.99
Top of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	5.99
Top of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	7.99
Top of range [member] | Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 9.99